Right of Use Assets - Summary of Prepaid Land Lease Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Carrying amount, beginning balance	$ 1,103
Recognized lease expense during the year	(38)	$ (35)
Exchange difference	(53)
Carrying amount, ending balance	1,012	$ 1,103
Current portion included in prepayments	34
Non-current portion included in prepaid land lease payments	$ 978		$ 0